Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Disclosure Of Property Plant And Equipment [Abstract]
Property, Plant and Equipment

15.	PROPERTY, PLANT AND EQUIPMENT.

The following table shows property, plant and equipment as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	3,585,687,137	3,476,128,634
Construction in progress	666,590,543	688,387,124
Land	67,485,380	66,868,119
Buildings	12,793,641	13,020,474
Generation Plant and equipment	2,080,903,064	2,033,720,809
Network infrastructure	683,120,815	613,443,219
Fixtures and fittings	56,284,762	41,325,699
Other property, plant and equipment under financial lease	18,508,932	19,363,190

	2017	2016
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	6,726,796,186	6,471,364,618
Construction in progress	666,590,543	688,387,124
Land	67,485,380	66,868,119
Buildings	28,382,234	27,891,216
Generation Plant and equipment	4,636,175,749	4,481,701,141
Network infrastructure	1,151,951,280	1,050,212,442
Fixtures and fittings	147,450,968	127,544,544
Other property, plant and equipment under financial lease	28,760,032	28,760,032

Classes of Accumulated Depreciation and Impairment in Property, Plant	2017	2016
and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(3,141,109,049)	(2,995,235,984)
Buildings	(15,588,593)	(14,870,742)
Generation Plant and equipment	(2,555,272,685)	(2,447,980,332)
Network infrastructure	(468,830,465)	(436,769,223)
Fixtures and fittings	(91,166,206)	(86,218,845)
Other property, plant and equipment under financial lease	(10,251,100)	(9,396,842)

The detail and changes in property, plant, and equipment at December 31, 2017 and 2016, are as follows:

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Property, Plant and Equipment, Net
Changes in 2017	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2017	688,387,124	66,868,119	13,020,474	2,033,720,809	613,443,219	41,325,699	19,363,190	3,476,128,634
Changes:
Increases other than from business combinations	281,007,995	—	—	—	—	2,811,255	—	283,819,250
Increases (decreases) from exchange differences, net	(101,444)	(25,624)	(44,699)	(336,622)	—	(83,651)	—	(592,040)
Depreciation (1) (3)	—	—	(717,851)	(107,292,353)	(32,061,242)	(4,947,361)	(854,258)	(145,873,065)
Increases (decreases) from transfers and other changes	(273,509,759)	776,933	439,284	155,711,630	99,419,024	17,162,888	—	—
Increases (decreases) for transfers	(273,509,759)	776,933	439,284	155,711,630	99,419,024	17,162,888	—	—
Disposals and removals from service	(30,255,180)	(31,447)	(154,623)	(1,704,924)	(1,023,777)	15,932	—	(33,154,019)
Disposals	(5,099,800)	(31,447)	—	(435,327)	(18,555)	38,212	—	(5,546,917)
Removals from service	(25,155,380)	—	(154,623)	(1,269,597)	(1,005,222)	(22,280)	—	(27,607,102)
Other increases (decreases)	1,061,807	(102,601)	251,056	804,524	3,343,591	—	—	5,358,377
Total changes	(21,796,581)	617,261	(226,833)	47,182,255	69,677,596	14,959,063	(854,258)	109,558,503
Closing balance December 31, 2017	666,590,543	67,485,380	12,793,641	2,080,903,064	683,120,815	56,284,762	18,508,932	3,585,687,137

	Construction in progress	Land	Buildings	Generation Plant and Equipment	Network infrastructure	Fixtures and Fittings	Other Property, Plant and Equipment under Financial Lease	Property, Plant and Equipment, Net
Changes in 2016	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2016	636,148,748	66,900,933	13,481,093	2,072,402,503	589,334,703	20,716,643	20,075,072	3,419,059,695
Changes:
Increases other than from business combinations	244,473,325	—	24,934	—	1,443,508	3,126,834	—	249,068,601
Increases (decreases) from exchange differences, net	(37,543)	(6,591)	(11,711)	(59,516)	—	(33,227)	—	(148,588)
Depreciation (1)	—	—	(620,865)	(99,397,373)	(25,187,344)	(4,497,175)	(711,882)	(130,414,639)
Impairment losses recognized in profit or loss (2)	(30,785,531)	—	—	—	—	—	—	(30,785,531)
Increases (decreases) from transfers and other changes	(128,045,183)	104,268	147,023	60,822,509	48,308,750	22,123,585	—	3,460,952
Increases (decreases) for transfers	(127,694,878)	104,268	147,023	55,464,141	48,308,750	23,670,696	—	—
Increases (decreases) from transfers from constructions in progress	(127,694,878)	104,268	147,023	55,464,141	48,308,750	23,670,696	—	—
Increases (decreases) from other changes	(350,305)	—	—	5,358,368	—	(1,547,111)	—	3,460,952
Disposals and removals from service	(33,366,692)	(130,491)	—	(47,314)	(456,398)	(110,961)	—	(34,111,856)
Disposals	—	—	—	—	—	—	—	—
Removals from service	(33,366,692)	(130,491)	—	(47,314)	(456,398)	(110,961)	—	(34,111,856)
Other increases (decreases)	—	—	—	1,753,884		—	—	3,416,059,695
Total changes	52,238,376	(32,814)	(460,619)	(38,681,694)	24,108,516	20,609,056	(711,882)	57,068,939
Closing balance December 31, 2016	688,387,124	66,868,119	13,020,474	2,033,720,809	613,443,219	41,325,699	19,363,190	3,476,128,634

(1)	See Note 28.
(2)	See Note 15.e).vii) and x).
(3)	See Note 2.3.1.

Additional information on property, plant and equipment, net

a)	Main investments

Major additions to property, plant and equipment are investments in operating plants and new projects amounting to ThCh$283,819,250 and ThCh$267,113,692 as of December 31, 2017 and 2016, respectively. In the generation business the main investments include maintenance to plants of ThCh$203,460,335 and ThCh$189,259,095 as of December 31, 2017 and 2016, respectively. In the distribution business, major investments are network extensions and investments to optimize their operation, in order to improve the efficiency and quality of service, amounting to ThCh$79,028,802 and ThCh$76,355,399 as of December 31, 2017 and 2016, respectively.

b)	Capitalized expenses

b.1) Borrowing costs

Capitalized borrowing costs were ThCh$4,078,463, ThCh$3,001,211 and ThCh$2,221,329 for the years ended December 31, 2017, 2016 and 2015 respectively (See Note 31). The weighted average borrowing rate was in a range of 7.12% and 7.95% as of December 31, 2017 (7.95% and 9% as of December 31, 2016 and 9% as of December 31, 2015).

b.2) Employee expenses capitalized

Employee expenses capitalized that are directly attributable to constructions in progress were ThCh$14,388,987, ThCh$16,096,852 and ThCh$21,004,053 during the years ended December 31, 2017, 2016 and 2015, respectively.

c)	Finance leases

As of December 31, 2017 and 2016, property, plant and equipment includes ThCh$18,508,931 and ThCh$19,363,190, respectively, in leased assets classified as finance leases.

The present value of future lease payments derived from these finance leases is as follows:

	As of December 31,
	2017			2016
	Gross	Interest	Present Value	Gross	Interest	Present Value
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Less than one year	2,459,000	659,212	1,799,788	2,677,881	837,514	1,840,367
From one to five years	9,836,000	1,244,808	8,591,192	10,711,519	1,763,190	8,948,329
More than five years	4,377,544	159,610	4,217,934	7,445,079	484,128	6,960,951
Total	16,672,544	2,063,630	14,608,914	20,834,479	3,084,832	17,749,647

Leased assets primarily relate to a lease agreement for Electric Transmission Lines and Installations (Ralco-Charrúa 2X220 KV) entered into between Enel Generación Chile S.A. and Transelec S.A. The lease agreement has a 20-year maturity and bears interest at an annual rate of 6.5%.

d)	Operating leases

The consolidated statements of income for the years ended December 31, 2017, 2016 and 2015 include ThCh$2,969,436, ThCh$3,250,503 and ThCh$10,098,166 respectively, corresponding to operating lease contracts for material assets in operation.

As of December 31, 2017 and 2016, the total future lease payments under those contracts are as follows:

	As of December 31,
	2017	2016
	ThCh$	ThCh$
Less than one year	4,622,605	7,133,186
From one to five years	9,006,627	11,998,147
More than five years	1,345,183	9,015,356
Total	14,974,415	28,146,689

e)	Other information
(i)	As of December 31, 2017 and 2016, the Group had contractual commitments for the acquisition of property, plant and equipment amounting to ThCh$376,627,392 and ThCh$416,684,117, respectively.
(ii)	As of December 31, 2017 and 2016, the Group does not have property, plant and equipment pledged as security for liabilities.
(iii)

The Group and its consolidated entities have insurance policies for all risks, earthquake and machinery breakdown and damages for business interruption with a €1,000 million (ThCh$737,290,000) limit in the case of generating companies and a €50 million (ThCh$36,864,500) limit for distribution companies, including business interruption coverage. Additionally, the Group has Civil Liability insurance to meet claims from third parties with a €500 million (ThCh$368,645,000) limit. The insurance premiums associated with these policies are presented proportionally for each company in the caption “Prepaid expenses”.

(iv)

The condition of certain assets of our subsidiary Enel Generación Chile S.A. changed, primarily works and infrastructure for facilities built to support power generation in the SIC grid in 1998, due primarily to the installation in the SIC of new thermoelectric plants, the arrival of LNG, and new other projects. As such, a new supply configuration for the upcoming years, in which it is expected that these facilities will not be used. Therefore, in 2009, Enel Generación Chile S.A. recognized an impairment loss of ThCh$43,999,600 for these assets, which is still has not reversed.

(v)

At the end of 2014, the Group recognized an impairment loss of ThCh$12,581,947 related to the Punta Alcalde project. This impairment loss was triggered because the current definition of the project is not fully aligned with the strategy that the Company is reformulating; particularly, with regard to technological leadership, and to community and environmental sustainability. The Company has decided to suspend the project as its profitability is still unclear (see note 3.e).

(vi)

At the end of 2012, our subsidiary Compañía Eléctrica Tarapacá S.A. (“Celta”, a company merged with GasAtacama Chile on November 1, 2016), recognized an impairment loss of ThCh$12,578,098, to adjust the carrying amount of certain specific assets operating in the SING grid to its recoverable amount.

At the closing of 2015, were approved certain regulatory developments to the Chilean energy industry, which after being evaluated by the Company, resulted in the identification of a new single CGU for all generation assets in Chile. The analysis took into account the fact that Enel Generación Chile S.A. performed an optimization and management of all its assets related to its generation business, it had a centralized trade policy, with sales contracts agreed at company level and not assigned to power plants. Therefore, generation of cash flows depends on all the assets as a whole.

Previously, the company identified a CGU for the assets operating in the SIC grid and another one for the assets operating in the SING, under the consideration that there were two separate markets. The new scheme, approved in 2015, posed by the interconnection of SIC and SING, unifies markets and considers a single determination of prices, which was illustrated by latest bids for energy supply to regulated customers.

Therefore, these new conditions indicated that the recognized impairment loss mentioned above has been reversed. This was based, inter alia, on the generation of additional value by the interconnection project between the SIC and SING which is expected to be operational in 2019, by improved utilization of reserves, by expanding the potential market for specific impaired assets and decreasing overall risk of the portfolio. The effects of the interconnection are considered in the five-year projections used by the company to perform impairment tests (see Note 3.e).

(vii)

As of December 31, 2015, Enel Generación Chile recognized an impairment loss of ThCh$2,522,445 related to the wind project Waiwen. This loss was a result of new assessment of the feasibility of the project performed by the Company and a conclusion that, under existing conditions to date, its profitability is uncertain.

(viii)

In line with its sustainability strategy and in order to develop community relationships, Enel Generación Chile S.A. has decided to research new design alternatives for the Neltume project, in particular regarding the issue of the discharge of Lake Neltume, which has been raised by the communities in the various instances of dialogue.

To start a new phase of research of an alternative project, which includes the discharge of water on the Fuy River in late December 2015, the Company withdrew the Environmental Impact Study. This decision applies only to the portion of the Neltume project related to the power plant and not to portion related to the transmission project, which continues its course on handling in the Environmental Assessment Service.

As a result of the above, as of December 31, 2015, Enel Generación Chile S.A. recognized a loss of ThCh$2,706,830, associated with the write down of certain assets related to Environmental Impact Study, which has been withdrawn and to other studies directly linked to the old design of assets.

Consequently, in line with the new sustainability strategy and as a result of sustained dialog with the communities, Enel Generación Chile’s projects in the territory, namely Neltume and Choshuenco, have good prospects from a social community point of view. Nonetheless, given the current condition of the Chilean electricity market, expected profitability of the Neltume and Choshuenco projects is lower than the total capitalized investment in them. As a result, at the end of 2016, Enel Generación Chile recognized an impairment loss of ThCh$20,459,461 associated with the Neltume project and ThCh$3,748,124 associated with the Choshuenco project.

At the end of the fiscal year 2017, following an analysis during the last months, Enel Generación Chile determined to abandon the Neltume project; a decision justified mainly by the high-sustained competitiveness in the Chilean electricity market, which was ratified in November 2017 with the result of the last tender of Electric Distributors. Added to the above, there is the time associated with developing the alternative water discharge, considering a period of no less than 5 years, given the necessity to request and obtain a transfer of the current Water Right and commission a new study for environmental impact. The abandonment implied the recognition of a ThCh$21,975,641 loss, with the purpose of reducing to zero the net book value of the assets associated with the project.

Additionally, the Company also decided to abandon the Choshuenco project, mainly because the strong synergies considered with the Neltume hydroelectric project would not exist anymore and make it not viable. This decision involved recognizing a loss of ThCh$3,130,270, with the purpose of reducing the net book value of the assets associated with the project to zero.

(ix)

On August 31, 2016, Enel Generación Chile decided to withdraw from the water rights associated with the hydroelectric projects Bardón, Chillan 1, Chillan 2, Futaleufú, Hechún and Puelo. This decision was made because of, among other evaluation aspects, the high annual maintenance cost of these unused water rights, lack of technical and economic feasibility and insufficient local communities support. As a result, the Group wrote off a total amount of ThCh$ 32,834,160 of property, plant and equipment and ThCh$ 2,549,926 of intangible assets, which represent 100% of the related costs previously capitalized (see Note 29).

(x)

As of December 31, 2016, Enel Generación Chile recognized an impairment loss of ThCh$ 6,577,946 associated with certain Non-Conventional Renewable Energy (“NCRE”) initiatives, such as wind, mini-hydro, biomass and solar projects. These initiatives deal with collection of natural resources data (wind speed, solar radiation, etc.) as well as engineering studies enabling the Company to perform and support technical and economical assessments in order to visualize their perspectives and decide on future steps. The results of the studies have not been entirely satisfactory, mainly due to the current conditions in the Chilean electricity market, as future viability of the NCRE projects is uncertain. As a result, Enel Generación Chile recognized an impairment loss for 100% of the capitalized investments to date in NCRE projects.

On the other hand, Enel Generación Chile decided to write off 100% of capitalized investment in two thermal projects that until now were held in its portfolio. These are the Tames 2 and Totoralillo projects, which were being developed within the framework of the public land concessions bidden by the National Heritage Ministry in 2013. The amount of the write-off was ThCh$ 1,096,137 and arose as a result of the current conditions in the Chilean electricity market, lack of future viability of this type of technology (steam-coal) and high development costs, which make these projects unfeasible. In addition, Enel Generación Chile recognized a provision of ThCh$2,244,900 for the fines to be paid upon withdrawing from the concessions related to these projects. During fiscal year 2017, the Ministry of National Assets and Enel Generación Chile resolved to extinguish the onerous concessions by mutual agreement, and fines were not applied.